EMPLOYEE BENEFIT PLANS - Economic assumptions used in the determination of the present value of the defined benefit plans (Details) - Y	Dec. 31, 2022	Dec. 31, 2021
Minimum
Disclosure Of Employee Benefit Plans [Line Items]
Actuarial assumption of mortality rates (in years)	25
Maximum
Disclosure Of Employee Benefit Plans [Line Items]
Actuarial assumption of mortality rates (in years)	60
Defined benefit pension plan - Colombia
Disclosure Of Employee Benefit Plans [Line Items]
Discount rate	14.00%	8.00%
Rate of wage increase	9.80%	7.20%
Projected inflation	7.30%	4.70%
Rate of pension increase	7.30%	4.70%
Defined benefit pension plan - Bancolombia Panama
Disclosure Of Employee Benefit Plans [Line Items]
Discount rate	6.50%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	1.00%
Defined benefit pension plan - Banistmo
Disclosure Of Employee Benefit Plans [Line Items]
Discount rate	6.90%	3.70%
Expected long-term rate of return on plan assets	0.70%	0.70%
Rate of wage increase	0.00%	2.00%
Defined benefit pension plan - El Salvador
Disclosure Of Employee Benefit Plans [Line Items]
Discount rate	5.80%	2.50%
Rate of wage increase	2.50%	2.00%
Projected inflation	1.50%	1.00%
Defined benefit pension plan - Guatemala
Disclosure Of Employee Benefit Plans [Line Items]
Discount rate	10.20%	6.10%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%